Share-Based Compensation - Restricted Stock Rollforward (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Restricted Stock
Number of Shares
Nonvested awards, beginning balance (in shares) | shares	68,693
Granted (in shares) | shares	54,433
Vested (in shares) | shares	(38,583)
Forfeited (in shares) | shares	(5,088)
Nonvested awards, ending balance (in shares) | shares	79,455
Weighted Average Grant Date Fair Value (per share)
Nonvested awards, beginning balance (in dollars per share) | $ / shares	$ 179.26
Granted (in dollars per share) | $ / shares	166.07
Vested (in dollars per share) | $ / shares	175.80
Forfeited (in dollars per share) | $ / shares	184.64
Nonvested awards, ending balance (in dollars per share) | $ / shares	$ 171.61
Restricted Stock Units (RSUs)
Number of Shares
Nonvested awards, beginning balance (in shares) | shares	10,977
Granted (in shares) | shares	10,703
Vested (in shares) | shares	(3,009)
Forfeited (in shares) | shares	(171)
Nonvested awards, ending balance (in shares) | shares	18,500
Weighted Average Grant Date Fair Value (per share)
Nonvested awards, beginning balance (in dollars per share) | $ / shares	$ 170.82
Granted (in dollars per share) | $ / shares	169.29
Vested (in dollars per share) | $ / shares	158.09
Forfeited (in dollars per share) | $ / shares	190.37
Nonvested awards, ending balance (in dollars per share) | $ / shares	$ 171.83